Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 81.74%
Communication services: 5.92%
Diversified telecommunication services: 1.54%
AT&T Incorporated	3.50%	9-15-2053	$200,000	$ 141,224
AT&T Incorporated	3.65	9-15-2059	175,000	121,554
AT&T Incorporated	3.80	12-1-2057	235,000	170,602
Verizon Communications	3.00	11-20-2060	370,000	228,209
Verizon Communications	3.15	3-22-2030	680,000	603,547
				1,265,136
Entertainment: 0.90%
Walt Disney Company	2.65	1-13-2031	855,000	735,666
Interactive media & services: 0.78%
Alphabet Incorporated	2.25	8-15-2060	385,000	232,989
Meta Platforms Inc 144A	4.45	8-15-2052	495,000	406,756
				639,745
Media: 1.78%
CBS Corporation	4.85	7-1-2042	140,000	105,558
Charter Communications Operating LLC	3.85	4-1-2061	165,000	101,721
Comcast Corporation	2.35	1-15-2027	210,000	192,569
Comcast Corporation	2.94	11-1-2056	485,000	314,374
Comcast Corporation	2.99	11-1-2063	285,000	180,302
Discovery Communications LLC	3.95	3-20-2028	400,000	359,226
Discovery Communications LLC	4.00	9-15-2055	1,000	641
Time Warner Cable LLC	4.50	9-15-2042	270,000	202,681
				1,457,072
Wireless telecommunication services: 0.92%
T-Mobile USA Incorporated	3.60	11-15-2060	295,000	204,469
T-Mobile USA Incorporated	3.75	4-15-2027	580,000	549,409
				753,878
Consumer discretionary: 4.72%
Automobiles: 0.21%
General Motors Company	6.25	10-2-2043	175,000	168,602
Diversified consumer services: 0.19%
Ford Foundation	2.82	6-1-2070	260,000	153,554
Hotels, restaurants & leisure: 1.20%
GLP Capital LP	5.30	1-15-2029	120,000	112,818
Marriott International Incorporated	4.63	6-15-2030	410,000	385,020
Starbucks Corporation	4.00	11-15-2028	500,000	481,498
				979,336
Household durables: 0.10%
Whirlpool Corporation	4.00	3-1-2024	87,000	85,841
Internet & direct marketing retail: 1.27%
Amazon.com Incorporated	1.00	5-12-2026	740,000	659,613
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet & direct marketing retail (continued)
Amazon.com Incorporated	3.95%	4-13-2052	$280,000	$ 239,242
eBay Incorporated	4.00	7-15-2042	175,000	140,645
				1,039,500
Multiline retail: 0.24%
Target Corporation	3.63	4-15-2046	250,000	200,102
Specialty retail: 1.44%
Home Depot Inc	4.88	2-15-2044	225,000	218,309
Lowe's Companies Incorporated	4.45	4-1-2062	130,000	105,082
Lowe's Companies Incorporated	4.50	4-15-2030	300,000	291,886
TJX Companies Incorporated	3.88	4-15-2030	600,000	566,572
				1,181,849
Textiles, apparel & luxury goods: 0.07%
Nike Incorporated	3.63	5-1-2043	70,000	59,388
Consumer staples: 6.25%
Beverages: 2.92%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	230,000	197,367
Anheuser-Busch InBev Worldwide Incorporated	4.60	6-1-2060	105,000	94,548
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	295,000	275,968
Anheuser-Busch InBev Worldwide Incorporated	5.80	1-23-2059	75,000	79,495
Coca Cola Company	2.75	6-1-2060	280,000	190,220
Constellation Brands Incorporated	3.15	8-1-2029	300,000	265,929
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	695,264
Molson Coors Beverage	3.00	7-15-2026	635,000	595,604
				2,394,395
Food & staples retailing: 0.20%
The Kroger Company	5.00	4-15-2042	175,000	161,180
Food products: 1.49%
Kraft Heinz Food Company	5.50	6-1-2050	180,000	177,558
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	75,465
Mondelez International	2.75	4-13-2030	440,000	381,880
Pilgrim S Pride Corp 144A	3.50	3-1-2032	370,000	297,817
Tyson Foods Incorporated	4.35	3-1-2029	300,000	290,239
				1,222,959
Household products: 0.20%
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	161,638
Personal products: 0.18%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	151,465
Tobacco: 1.26%
Altria Group Incorporated	4.00	2-4-2061	200,000	132,979
Altria Group Incorporated	4.50	5-2-2043	175,000	132,047
BAT Capital Corporation	4.54	8-15-2047	140,000	101,575
Philip Morris International Incorporated	3.25	11-10-2024	210,000	202,916
Philip Morris International Incorporated	4.50	3-20-2042	140,000	116,038
Reynolds American Incorporated	4.45	6-12-2025	350,000	343,701
				1,029,256
See accompanying notes to portfolio of investments

2  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 6.21%
Energy equipment & services: 0.94%
Baker Hughes LLC	3.34%	12-15-2027	$670,000	$ 625,651
Halliburton Company	4.50	11-15-2041	175,000	148,243
				773,894
Oil, gas & consumable fuels: 5.27%
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	192,397
ConocoPhillips Company	5.90	10-15-2032	175,000	190,249
Consolidated Edison Company of New York Incorporated	4.13	5-15-2049	370,000	301,065
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	133,163
Energy Transfer Partners LP	5.95	10-1-2043	140,000	129,340
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	137,385
Enterprise Products Operating LLC	5.95	2-1-2041	200,000	201,924
Exxon Mobil Corporation	2.71	3-6-2025	345,000	331,644
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	153,430
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	194,723
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	69,028
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	357,442
ONEOK Incorporated	4.55	7-15-2028	500,000	475,254
Phillips 66	4.65	11-15-2034	140,000	132,591
Plains All American Pipeline LP	3.60	11-1-2024	210,000	202,576
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	394,835
Spectra Energy Partners LP	3.38	10-15-2026	300,000	280,843
Sunoco Logistics Partner LP	5.35	5-15-2045	185,000	159,140
Williams Partners LP	6.30	4-15-2040	273,000	282,967
				4,319,996
Financials: 21.27%
Banks: 6.99%
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	630,000	487,970
Bank of America Corporation (U.S. SOFR +1.56%) ±	2.97	7-21-2052	125,000	82,186
Bank of America Corporation (3 Month LIBOR +3.15%) ±	4.08	3-20-2051	380,000	312,391
Citigroup Incorporated (U.S. SOFR +0.69%) ±	2.01	1-25-2026	375,000	348,168
Citigroup Incorporated (U.S. SOFR +1.17%) ±	2.56	5-1-2032	295,000	235,929
Citigroup Incorporated (3 Month LIBOR +1.39%) ±	3.67	7-24-2028	325,000	300,935
Citizens Financial Group (5 Year Treasury Constant Maturity +2.50%) ±	4.30	2-11-2031	200,000	183,199
Compass Bank	3.88	4-10-2025	250,000	243,166
Deutsche Bank	1.69	3-19-2026	150,000	133,218
Discover Bank	4.25	3-13-2026	250,000	238,144
Fifth Third Bancorp	2.25	2-1-2027	250,000	225,202
Fifth Third Bancorp	3.95	3-14-2028	400,000	379,262
JPMorgan Chase & Company (U.S. SOFR 3 Month +1.59%) ±	2.01	3-13-2026	215,000	199,789
JPMorgan Chase & Company (U.S. SOFR +0.92%) ±	2.60	2-24-2026	130,000	122,637
JPMorgan Chase & Company (U.S. SOFR +1.32%) ±	4.08	4-26-2026	285,000	277,816
JPMorgan Chase & Company (U.S. SOFR +2.58%) ±	5.72	9-14-2033	290,000	286,887
Key Bank NA	3.30	6-1-2025	250,000	240,898
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	342,856
Truist Bank	3.30	5-15-2026	600,000	562,484
US Bancorp	2.38	7-22-2026	190,000	175,750
US Bancorp	3.60	9-11-2024	350,000	344,252
				5,723,139
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets: 5.20%
Ares Capital Corporation	3.20%	11-15-2031	$240,000	$ 179,822
Bain Capital Specialty Finance	2.55	10-13-2026	185,000	153,540
Bank of New York Mellon Corporation	3.00	10-30-2028	570,000	509,602
BlackRock Incorporated	3.25	4-30-2029	435,000	404,060
Goldman Sachs Group Incorporated (3 Month LIBOR +1.16%) ±	3.81	4-23-2029	415,000	381,835
Goldman Sachs Group Incorporated (3 Month LIBOR +1.43%) ±	4.41	4-23-2039	125,000	109,524
Goldman Sachs Group Incorporated	4.75	10-21-2045	360,000	326,630
Intercontinental Exchange	3.75	9-21-2028	500,000	474,905
Morgan Stanley (U.S. SOFR +1.36%) ±	2.48	9-16-2036	385,000	286,223
Morgan Stanley	4.30	1-27-2045	290,000	249,753
Northern Trust Corporation	3.95	10-30-2025	175,000	172,053
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	93,403
Prospect Capital Corp	3.71	1-22-2026	160,000	140,436
The Charles Schwab Corporation	3.63	4-1-2025	140,000	136,791
The Charles Schwab Corporation	4.63	3-22-2030	650,000	643,730
				4,262,307
Consumer finance: 2.72%
American Express Company (U.S. SOFR +1.76%) ±	4.42	8-3-2033	470,000	445,335
American Honda Finance Corporation	2.90	2-16-2024	200,000	195,201
Capital One Financial Corporation	3.75	7-28-2026	525,000	496,603
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	194,417
General Motors Financial Company Incorporated	5.65	1-17-2029	140,000	137,864
John Deere Capital Corporation	0.45	6-7-2024	810,000	760,815
				2,230,235
Diversified financial services: 1.46%
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	240,000	264,235
Berkshire Hathaway Incorporated	3.13	3-15-2026	565,000	545,286
Blackstone Private Credit Fund	3.25	3-15-2027	215,000	185,280
British American Tobacco Capital Corporation	5.28	4-2-2050	95,000	75,635
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	128,130
				1,198,566
Insurance: 3.64%
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	115,000	110,353
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	187,800
Aon Corporation	6.25	9-30-2040	70,000	72,885
Arch Capital Group Limited	5.14	11-1-2043	147,000	132,563
Chubb Corporation	6.00	5-11-2037	196,000	209,258
Loews Corporation	4.13	5-15-2043	140,000	111,769
Marsh & McLennan Company Incorporated	3.50	6-3-2024	200,000	195,785
Marsh & McLennan Company Incorporated	3.88	3-15-2024	200,000	197,286
Marsh & McLennan Company Incorporated	4.90	3-15-2049	110,000	102,665
MetLife Incorporated	6.38	6-15-2034	196,000	217,655
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	135,688
Progressive Corporation	6.25	12-1-2032	252,000	274,270
Progressive Corporation	7.75	3-1-2031	365,000	416,740
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	164,596
Prudential Financial Incorporated	5.75	7-15-2033	350,000	365,093
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	86,184
				2,980,590
See accompanying notes to portfolio of investments

4  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mortgage REITs: 1.26%
Ventas Realty LP	3.50%	2-1-2025	$400,000	$ 383,782
Ventas Realty LP	4.40	1-15-2029	485,000	454,083
Vici Properties LP	5.13	5-15-2032	210,000	196,982
				1,034,847
Health care: 8.98%
Biotechnology: 2.08%
AbbVie Incorporated	4.85	6-15-2044	475,000	444,042
AMGEN Inc	4.40	2-22-2062	225,000	184,268
Amgen Incorporated	4.88	3-1-2053	175,000	159,618
Biogen Incorporated	2.25	5-1-2030	700,000	577,470
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	338,834
				1,704,232
Health care equipment & supplies: 1.47%
Abbott Laboratories	6.15	11-30-2037	166,000	188,090
Boston Scientific Corporation	1.90	6-1-2025	835,000	779,201
Catholic Health Initiatives	4.35	11-1-2042	175,000	148,110
Stryker Corporation	4.63	3-15-2046	95,000	85,436
				1,200,837
Health care providers & services: 3.08%
Aetna Incorporated	4.50	5-15-2042	105,000	90,453
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	145,170
Ascension Healthcare Company	3.95	11-15-2046	95,000	79,278
Baptist Health South Florida	3.12	11-15-2071	295,000	174,287
Centene Corporation	2.63	8-1-2031	360,000	283,039
CIGNA Corporation Company	4.80	7-15-2046	210,000	190,691
CVS Health Corporation	5.05	3-25-2048	420,000	390,035
HCA Incorporated 144A	4.38	3-15-2042	180,000	145,880
HCA Incorporated 144A	4.63	3-15-2052	160,000	129,006
Quest Diagnostics Incorporated	2.95	6-30-2030	300,000	259,756
UnitedHealth Group Incorporated	4.20	1-15-2047	200,000	172,285
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	260,437
WellPoint Incorporated	5.85	1-15-2036	200,000	204,564
				2,524,881
Pharmaceuticals: 2.35%
Bristol-Myers Squibb Company	3.90	3-15-2062	175,000	140,534
Eli Lilly & Company	2.75	6-1-2025	70,000	67,152
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	219,759
Johnson & Johnson	4.38	12-5-2033	770,000	767,041
Merck & Company Incorporated	2.75	2-10-2025	380,000	366,157
Viatris Inc	2.70	6-22-2030	185,000	147,565
Zoetis Incorporated	4.70	2-1-2043	240,000	221,758
				1,929,966
Industrials: 3.43%
Aerospace & defense: 0.91%
Lockheed Martin Corporation	6.15	9-1-2036	122,000	134,651
Northrop Grumman Corporation	5.05	11-15-2040	70,000	68,064
Precision Castparts Corporation	3.90	1-15-2043	140,000	118,711
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace & defense (continued)
Textron Incorporated	4.30%	3-1-2024	$140,000	$ 138,338
The Boeing Company	2.60	10-30-2025	120,000	111,174
The Boeing Company	5.88	2-15-2040	186,000	177,212
				748,150
Air freight & logistics: 0.28%
United Parcel Service Incorporated	6.20	1-15-2038	206,000	232,744
Airlines: 0.38%
American Airlines Incorporated	3.20	12-15-2029	204,792	179,949
United Airlines Incorporated	4.30	2-15-2027	138,715	129,617
				309,566
Electrical equipment: 0.12%
Rockwell Automation Incorporated	2.80	8-15-2061	160,000	96,776
Industrial conglomerates: 0.35%
Honeywell International Incorporated	3.35	12-1-2023	140,000	137,844
Honeywell International Incorporated	3.81	11-21-2047	175,000	149,442
				287,286
Machinery: 0.17%
Dover Corporation	5.38	10-15-2035	140,000	139,351
Road & rail: 0.43%
CSX Corporation	4.25	11-1-2066	140,000	111,046
Norfolk Southern Corporation	5.10	12-31-2049	80,000	66,887
Union Pacific Corporation	3.80	4-6-2071	230,000	173,685
				351,618
Trading companies & distributors: 0.55%
Air Lease Corporation	3.25	3-1-2025	200,000	189,583
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	260,582
				450,165
Transportation infrastructure: 0.24%
Burlington Northern Santa Fe LLC	2.88	6-15-2052	285,000	197,811
Information technology: 10.31%
Communications equipment: 0.40%
Cisco Systems Incorporated	2.95	2-28-2026	340,000	326,441
Electronic equipment, instruments & components: 0.73%
Corning Incorporated	5.45	11-15-2079	215,000	191,044
Dell International LLC	6.10	7-15-2027	230,000	236,313
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	172,665
				600,022
IT services: 2.56%
Fiserv Incorporated	3.85	6-1-2025	210,000	203,822
Global Payments Incorporated	3.20	8-15-2029	330,000	281,977
IBM Corporation	3.00	5-15-2024	300,000	292,519
Mastercard Incorporated	3.50	2-26-2028	400,000	383,889
Mastercard Incorporated	3.95	2-26-2048	140,000	123,038
See accompanying notes to portfolio of investments

6  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT services (continued)
Visa Incorporated	2.75%	9-15-2027	$300,000	$ 280,633
Visa Incorporated	2.05	4-15-2030	475,000	409,280
Western Union Company	6.20	11-17-2036	122,000	119,754
				2,094,912
Semiconductors & semiconductor equipment: 1.89%
Applied Materials Incorporated	5.85	6-15-2041	380,000	418,560
Broadcom Incorporated 144A	3.14	11-15-2035	315,000	233,440
Broadcom Incorporated	4.15	11-15-2030	325,000	291,895
Intel Corporation	2.60	5-19-2026	220,000	207,247
Intel Corporation	4.25	12-15-2042	175,000	150,778
Qualcomm Inc	1.65	5-20-2032	315,000	245,049
				1,546,969
Software: 3.12%
Microsoft Corporation	2.68	6-1-2060	525,000	354,809
Microsoft Corporation	2.88	2-6-2024	240,000	235,672
Microsoft Corporation	3.04	3-17-2062	180,000	130,892
Microsoft Corporation	5.20	6-1-2039	77,000	83,205
Oracle Corporation	2.95	4-1-2030	745,000	639,351
Oracle Corporation	3.40	7-8-2024	110,000	107,383
Oracle Corporation	3.85	4-1-2060	215,000	144,995
Salesforce.com Incorporated	3.05	7-15-2061	245,000	164,280
Salesforce.com Incorporated	3.70	4-11-2028	200,000	193,216
Vmware Incorporated	4.65	5-15-2027	520,000	507,284
				2,561,087
Technology hardware, storage & peripherals: 1.61%
Apple Incorporated	2.80	2-8-2061	155,000	103,054
Apple Incorporated	2.85	8-5-2061	440,000	298,827
Apple Incorporated	3.95	8-8-2052	185,000	161,783
Apple Incorporated	4.65	2-23-2046	105,000	102,539
Hewlett-Packard Enterprise Company	6.00	9-15-2041	670,000	653,373
				1,319,576
Materials: 1.88%
Chemicals: 1.16%
Dow Chemical Corporation	2.10	11-15-2030	750,000	599,214
DuPont de Nemours Incorporated	5.42	11-15-2048	140,000	135,813
Eastman Chemical Company	4.80	9-1-2042	140,000	118,086
LYB International Finance III LLC	3.80	10-1-2060	150,000	99,495
				952,608
Metals & mining: 0.72%
Freeport-McMoRan Incorporated	4.25	3-1-2030	325,000	289,450
Newmont Mining Corporation	2.60	7-15-2032	370,000	296,244
				585,694
Real estate: 5.89%
Equity REITs: 5.89%
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	343,252
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	615,000	589,939
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
AvalonBay Communities Incorporated	4.20%	12-15-2023	$175,000	$ 173,013
Boston Properties LP	2.75	10-1-2026	500,000	453,639
Boston Properties LP	3.80	2-1-2024	300,000	293,948
Equinix Incorporated	1.55	3-15-2028	775,000	644,336
HCP Incorporated	6.75	2-1-2041	95,000	100,343
Health Care REIT Incorporated	4.00	6-1-2025	210,000	204,966
Health Care REIT Incorporated	4.50	1-15-2024	140,000	138,703
Kimco Realty Corporation	2.80	10-1-2026	350,000	322,202
Prologis LP	1.25	10-15-2030	885,000	677,608
Realty Income Corporation	4.88	6-1-2026	119,000	119,592
Simon Property Group LP	3.30	1-15-2026	410,000	390,987
Simon Property Group LP	3.75	2-1-2024	175,000	172,377
Welltower Incorporated	4.95	9-1-2048	240,000	203,482
				4,828,387
Utilities: 6.88%
Electric utilities: 5.53%
Appalachian Power Company	3.40	6-1-2025	175,000	169,447
Appalachian Power Company	4.45	6-1-2045	175,000	146,573
Appalachian Power Company	7.00	4-1-2038	70,000	78,318
Arizona Public Service Company	3.15	5-15-2025	105,000	100,435
Arizona Public Service Company	4.50	4-1-2042	70,000	57,644
Berkshire Hathaway Energy	3.65	4-15-2029	685,000	645,711
Commonwealth Edison Company	3.80	10-1-2042	70,000	57,387
Duke Energy Incorporated	4.10	3-15-2043	210,000	177,453
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	96,955
Entergy Arkansas Incorporated	4.20	4-1-2049	280,000	234,450
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	85,556
Exelon Corporation	4.95	6-15-2035	140,000	135,576
Florida Power & Light Company	5.96	4-1-2039	175,000	187,214
Florida Power Corporation	5.65	4-1-2040	87,000	88,509
NSTAR Electric Company	5.50	3-15-2040	70,000	71,124
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	102,557
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	139,199
Pacific Gas & Electric Company	2.50	2-1-2031	410,000	321,533
PacifiCorp	3.60	4-1-2024	175,000	172,410
PPL Electric Utilities	4.75	7-15-2043	105,000	96,375
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	114,977
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	58,855
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	73,224
Southern California Edison Company	5.35	7-15-2035	126,000	122,201
Southern California Edison Company	5.50	3-15-2040	140,000	135,691
Southern California Edison Company	6.00	1-15-2034	70,000	72,955
The Southern Company	4.40	7-1-2046	185,000	155,467
Union Electric Company	8.45	3-15-2039	56,000	71,927
Virginia Electric & Power Company	3.10	5-15-2025	70,000	67,246
Virginia Electric & Power Company	4.20	5-15-2045	105,000	87,369
Virginia Electric & Power Company	4.45	2-15-2044	105,000	91,654
Virginia Electric & Power Company	6.00	1-15-2036	70,000	72,588
Westar Energy Incorporated	4.10	4-1-2043	210,000	173,112
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	73,223
				4,534,915
See accompanying notes to portfolio of investments

8  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Gas utilities: 0.36%
CenterPoint Energy Incorporated	4.50%	4-1-2044	$175,000	$ 159,601
One Gas Incorporated	3.61	2-1-2024	70,000	68,863
Southern California Gas Company	5.13	11-15-2040	70,000	65,919
				294,383
Multi-utilities: 0.99%
Ameren Illinois Company	3.70	12-1-2047	165,000	131,708
Consumers Energy Company	4.05	5-15-2048	290,000	242,980
Dominion Resources Incorporated	5.95	6-15-2035	157,000	158,995
Sempra Energy	3.25	6-15-2027	300,000	278,561
				812,244
Total Corporate bonds and notes (Cost $74,193,017)				66,994,757
Non-agency mortgage-backed securities: 0.13%
Peco Energy Company 1st Mortgage	2.85	9-15-2051	160,000	106,769
Total Non-agency mortgage-backed securities (Cost $130,657)				106,769
Yankee corporate bonds and notes: 16.24%
Communication services: 0.96%
Diversified telecommunication services: 0.16%
Bell Canada Company	4.46	4-1-2048	150,000	129,021
Wireless telecommunication services: 0.80%
America Movil SAB de CV	4.38	4-22-2049	100,000	85,121
Rogers Communications Incorporated	3.63	12-15-2025	235,000	223,690
Rogers Communications Incorporated 144A	4.55	3-15-2052	200,000	162,789
Vodafone Group plc	4.38	2-19-2043	230,000	189,118
				660,718
Consumer discretionary: 0.93%
Internet & direct marketing retail: 0.93%
Alibaba Group Holding Limited	3.40	12-6-2027	200,000	183,729
Alibaba Group Holding Limited	3.60	11-28-2024	600,000	579,268
				762,997
Consumer staples: 0.16%
Beverages: 0.16%
Diageo Capital plc	5.88	9-30-2036	122,000	129,923
Energy: 1.40%
Oil, gas & consumable fuels: 1.40%
Canadian Natural Resources Limited	4.95	6-1-2047	110,000	99,080
Husky Energy Incorporated	6.80	9-15-2037	70,000	72,599
Shell International Finance BV	3.25	5-11-2025	350,000	340,095
Total Capital International SA	3.39	6-29-2060	105,000	75,261
Total Capital International SA	3.75	4-10-2024	350,000	345,629
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	214,861
				1,147,525
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 11.18%
Banks: 8.66%
Banco Santander SA (1 Year Treasury Constant Maturity +0.90%) ±	1.72%	9-14-2027	$600,000	$ 514,034
Bank of Nova Scotia	4.50	12-16-2025	500,000	493,757
Barclays plc (3 Month LIBOR +1.90%) ±	4.97	5-16-2029	300,000	281,396
BARCLAYS PLC SR UNSECURED 08 (1 Year Treasury Constant Maturity +2.30%) ±	5.30	8-9-2026	400,000	393,360
Cooperatieve Rabobank UA	3.75	7-21-2026	280,000	262,837
HSBC Holdings plc (U.S. SOFR +1.19%) ±	2.80	5-24-2032	400,000	310,711
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	200,000	184,142
HSBC Holdings plc	4.95	3-31-2030	400,000	383,352
ING Banking Group plc (U.S. SOFR +1.83%) ±	4.02	3-28-2028	200,000	186,620
ING Banking Group plc	4.55	10-2-2028	500,000	476,110
National Australia Bank Limited	2.50	7-12-2026	800,000	740,912
Royal Bank of Canada	0.43	1-19-2024	125,000	118,837
Royal Bank of Canada	4.65	1-27-2026	700,000	693,138
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	606,749
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%) ±	3.63	9-15-2031	790,000	726,799
Westpac Banking Corporation	2.15	6-3-2031	305,000	252,776
Westpac Banking Corporation	2.85	5-13-2026	500,000	471,771
				7,097,301
Capital markets: 0.21%
Invesco Finance plc	4.00	1-30-2024	175,000	172,422
Consumer finance: 0.35%
Vale Overseas Limited Company	3.75	7-8-2030	335,000	291,807
Diversified financial services: 1.79%
AerCap Ireland Capital	3.00	10-29-2028	300,000	253,467
AerCap Ireland Capital	3.30	1-30-2032	150,000	119,545
Brookfield Finance Incorporated	3.63	2-15-2052	155,000	103,925
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	194,664
GE Capital International Funding Company	3.37	11-15-2025	550,000	527,476
Shell International Finance BV	3.75	9-12-2046	145,000	117,442
Shell International Finance BV	4.00	5-10-2046	175,000	147,799
				1,464,318
Insurance: 0.17%
XLIT Limited	5.25	12-15-2043	140,000	138,392
Health care: 0.93%
Health care equipment & supplies: 0.12%
DH Europe Finance II	3.40	11-15-2049	125,000	95,351
Pharmaceuticals: 0.81%
AstraZeneca plc	3.38	11-16-2025	500,000	484,405
AstraZeneca plc	4.38	11-16-2045	200,000	184,015
				668,420
See accompanying notes to portfolio of investments

10  |  Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.10%
Road & rail: 0.10%
Canadian National Railway Company	3.65%	2-3-2048	$100,000	$ 81,074
Materials: 0.58%
Chemicals: 0.15%
Nutrien Limited	6.13	1-15-2041	115,000	118,269
Metals & mining: 0.43%
ArcelorMittal SA	4.55	3-11-2026	245,000	237,828
Southern Copper Corp	5.88	4-23-2045	115,000	114,569
				352,397
Total Yankee corporate bonds and notes (Cost $14,399,613)				13,309,935

		Yield	Shares
Short-term investments: 0.57%
Investment companies: 0.57%
Allspring Government Money Market Fund Select Class ♠∞		3.60	462,146	462,146
Total Short-term investments (Cost $462,146)				462,146
Total investments in securities (Cost $89,185,433)	98.68%			80,873,607
Other assets and liabilities, net	1.32			1,084,499
Total net assets	100.00%			$81,958,106

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,000,151	$68,535,053	$(73,073,058)	$0	$0	$462,146	462,146	$27,510
See accompanying notes to portfolio of investments

Allspring Investment Grade Corporate Bond Portfolio  |  11

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$66,994,757	$0	$66,994,757
Non-agency mortgage-backed securities	0	106,769	0	106,769
Yankee corporate bonds and notes	0	13,309,935	0	13,309,935
Short-term investments
Investment companies	462,146	0	0	462,146
Total assets	$462,146	$80,411,461	$0	$80,873,607
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

12  |  Allspring Investment Grade Corporate Bond Portfolio